Related Party Transactions	12 Months Ended
Dec. 26, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company considers directors and their affiliated companies, as well as named executive officers and members of their immediate families, to be related parties.

Brian Kahn and Andrew Laurence

As of December 26, 2020, Mr. Kahn held approximately 32.5% of the aggregate ownership of the Company's common stock directly or through entities under his control, including Vintage.

Vintage and its affiliates held approximately 19.0% of the aggregate voting power of the Company through their ownership of common stock as of December 26, 2020. Mr. Kahn and Mr. Laurence, principals of Vintage, are members of the Company's Board of Directors with Mr. Laurence serving as the Company's Chairman of the Board until March 31, 2020. Mr. Kahn is the President and Chief Executive Officer of the Company and Mr. Laurence is an Executive Vice President of the Company.

Buddy's Acquisition. On July 10, 2019, the Company completed the Buddy's Acquisition. Vintage and other entities controlled by Mr. Kahn owned approximately 60% of Buddy's. For more information about the Buddy's Acquisition, please see "Note 2 - Acquisitions".

Vitamin Shoppe Acquisition and Related Transactions. On August 7, 2019, the Company entered into an agreement to acquire Vitamin Shoppe through the Vitamin Shoppe Acquisition. Vintage had an approximately 15% equity ownership in Vitamin Shoppe. In addition, a Vintage affiliate entered into a binding equity commitment letter pursuant to which it agreed to finance up to $70.0 million in equity to complete the Vitamin Shoppe Acquisition and the repayment of the existing Vitamin Shoppe convertible notes (the “Vitamin Shoppe equity commitment”). Pursuant to the Vitamin Shoppe equity commitment, the Vintage affiliate or its designated co-investors agreed to purchase up to $70.0 million of the Company’s common stock at a purchase price of $12.00 per share to finance the Vitamin Shoppe Acquisition. On December 6, 2019, Vintage affiliates purchased an aggregate of 937,500 shares of the Company's common stock for $11.3 million and co-investors purchased 1,501,248 shares of the Company's common stock for $19.9 million under the Vitamin Shoppe equity commitment. For more information on the Vitamin Shoppe Acquisition, please see "Note 2 - Acquisitions".

Stock Subscription Agreements. Affiliates of Vintage purchased 2,083,333.33 shares of the Company's common stock for $25.0 million under the Closing Subscription Agreement on July 10, 2019. On October 21, 2019 and October 23, 2019, a Vintage affiliate and Brian Kahn and Lauren Kahn purchased an aggregate of 2,333,333.33 shares of the Company's common stock for $28.0 million under a subscription agreement dated August 7, 2019 with the Company. On December 6, 2019, Vintage affiliates purchased an aggregate of 937,500 shares of the Company's common stock for $11.3 million under a subscription agreement dated August 7, 2019 with the Company. On January 6, 2020, Vintage affiliates purchased 2,354,000 shares of the Company's common stock for $28.2 million under a subscription agreement dated August 7, 2019 with the Company.
Buddy's Partner Acquisition. On September 30, 2019, the Company completed the Buddy's Partner Acquisition. As consideration for the acquisition, the sellers, which included Vintage and affiliates, received 1,350,000 New Holdco units and 270,000 shares of Preferred Stock. For more information about the Buddy's Partner Acquisition please see "Note 2 - Acquisitions".

Buddy's Franchises. Mr. Kahn had an equity interest in an entity that owned three Buddy's franchises. The entity sold the franchisees on June 26, 2020 and Mr. Kahn no longer has an interest in any franchises of the Company. Mr. Kahn's brother-in-law owns seven Buddy's franchisees. All transactions between the Company's Buddy's segment and Mr. Kahn's brother-in-law are conducted on a basis consistent with other franchisees.

M. Brent Turner

On October 2, 2019, Mr. Turner was appointed as President and Chief Executive Officer of Liberty Tax Service. Mr. Turner is also a majority owner of Revolution Financial, Inc. and previously served as its Chief Executive Officer.

The Company is a participant in the following related party transactions with Mr. Turner during the year ended December 26, 2020 and the Transition Period:

Revolution Financial Services Agreement. The Company entered into a one-year Services Agreement (the “Revolution Agreement”) with Revolution Financial, Inc. (“Revolution”) effective as of August 23, 2019. Mr. Turner serves as the Chief Executive Officer of Revolution. The Revolution Agreement provides for certain transition services, including leased office space and information technology personnel. Pursuant to the terms as provided in the Revolution Agreement, fees for each of the services provided by Revolution are calculated based on the actual costs for each applicable service to be paid by the Company. For the transition services provided by the Company in retail locations, which includes the provision of space and staffing, Revolution will pay the Company 50% of net revenue. The Revolution Agreement expired on August 23, 2020. During the life of the Revolution Agreement the Company did not earn any revenue or receive any payments under the agreement.

Revolution Financial Tax Program Agreement. The Company entered into a one-year Tax Program Agreement (the “Revolution Tax Program Agreement”) with Revolution effective as of November 20, 2020. The Revolution Tax Program Agreement allows Revolution to use Liberty’s tax preparation systems, certain identified intellectual property licensed from Liberty, and other expertise from Liberty to offer tax preparation services to consumers in Revolution locations. Pursuant to the terms provided in the Revolution Tax Program Agreement, (i) Revolution will pay to Liberty 60% of the Gross Receipts (as defined in the Revolution Tax Program Agreement) generated by the tax preparation services provided as part of the program, (ii) the Company will pay up to $5,000.00 per Revolution location towards the cost associated with replacing the exterior signage of Revolution locations with Liberty branded signage, and (iii) the Company will pay 60%, and Revolution will pay 40%, of the costs associated with local store marketing materials. As of December 26, 2020, the Company had not earned any revenue or incurred any expenses related to the Revolution Tax Program Agreement.

Revolution Financial Loan Program Agreement. The Company entered into a one-year Loan Program Agreement (the “Revolution Loan Program Agreement”) with Revolution effective as of December 2, 2020. The Revolution Loan Program Agreement provides that Revolution will use its lending platform and expertise to offer consumer lending in Liberty locations. Pursuant to the terms provided in the Revolution Loan Program Agreement, the Company and/or its franchisees will pay to Revolution a one-time fee of ten thousand dollars ($10,000) software license fee for each location that participates in the program. Revolution shall pay a management fee to the Company and/or franchisee in an amount equal to fifty percent (50)% of the monthly Net Revenue (as defined in the Revolution Loan Program Agreement) during each calendar month (or portion thereof).

Revolution Financial Canada Loan Program Agreement. The Company entered into a Loan Program Agreement with Revolution (the “Revolution Canada Loan Program Agreement”) commencing on January 31, 2021 and continuing until April 30, 2021. Under the Revolution Canada Loan Program Agreement, the Company, through its subsidiary, Liberty Tax Service, Inc. is (i) arranging for Revolution to provide up to $20.0 million of loans to its Canadian franchisees to fund the tax rebate discounting services, and (ii) agreeing to provide various services in connection with loans, including facilitating repayment of loans from the tax refund proceeds. In addition to providing loan servicing, the Company is paying Revolution $0.2 million as a facility arrangement fee. At the conclusion of the term of the Loan Program Agreement, Revolution shall pay to the Company a servicing fee in an amount equal to the difference between $0.2 million minus the aggregate interest and origination fees received by Revolution from participating franchisees in connection with the loans; provided, however, that (i) if such difference is a negative number, Revolution shall pay Liberty $0.2 million, and (ii) if there exists any principal loan losses at such time, Revolution may offset such principal loan losses against any servicing fee due to Liberty.

Bryant Riley (former director)

Mr. Riley, through controlled entities or affiliates held approximately 11.3% of the aggregate ownership of the Company's common stock as of December 26, 2020. Mr. Riley was also a member of the Company's Board of Directors from September 2018 through March 2020.

Credit Agreements. On December 16, 2019, the Company entered into the Vitamin Shoppe Term Loan with an entity controlled by Mr. Riley. On February 14, 2020, the Company entered into a $675.0 million credit facility, which included a $575.0 million FGNH Credit Agreement and a $100.0 million FGNH ABL Term Loan with an entity controlled by Mr. Riley acting as the administrative agent. During the year ended December 26, 2020, the Company borrowed and repaid an $11.0 million promissory note with an entity controlled by Mr. Riley. On September 23, 2020, the Company repaid in full all amounts that were outstanding under the FGNH ABL Term Loan and terminated the FGNH ABL Credit Agreement.

Stock Subscription Agreements. On February 7, 2020, Mr. Riley, and entities or affiliates of Mr. Riley purchased 669,678 shares of the Company's common stock for $11.4 million under the Equity Financing as defined above in "Note 10 - Stockholder's Equity".

Fee Letters. On February 14, 2020, the Company entered into a fee letter with B. Riley pursuant to which B. Riley was entitled to receive $5.0 million for advisory services provided for the American Freight Acquisition. B. Riley received payment for these services on June 26, 2020. On February 19, 2020, the Company entered into a fee letter with B. Riley pursuant to which B. Riley received an equity fee equal to 6% of the $36.0 million of equity raised by B. Riley for the Company as part of the Equity Financing (as defined above in "Note 10 - Stockholder's Equity"). On January 11, 2021, the Company entered into a fee letter with B. Riley pursuant to which B. Riley was entitled to receive $250,000 for advisory services provided in connection with the Company's preferred equity offering.

Backstop ABL Commitment Letter. On May 1, 2020, in connection with our acquisition of American Freight and the ABL Credit Agreement, the Company entered into an ABL Commitment Letter with B. Riley pursuant to which B. Riley agreed to provide, subject to the terms and conditions set forth therein, a backstop commitment for a $100.0 million asset-based lending facility. The ABL Commitment Letter was terminated on September 25, 2020.

Underwritten Offering of Common Stock. On June 30, 2020, the Company completed an underwritten offering of its common stock in which B. Riley FBR, an affiliate of B. Riley, acted as representative of the underwriters. In connection with the offering, B. Riley FBR and the other underwriters in the offering were entitled to an underwriting discount of approximately $5.4 million and reimbursement of certain out-of-pocket expenses incurred in connection with the offering.

September 2020 Underwritten Offering of Preferred Stock. On September 18, 2020, the Company completed an underwritten offering of its Series A Preferred Stock in which B. Riley Securities, an affiliate of B. Riley, acted as representative of the underwriters. In connection with the offering, B. Riley Securities and the other underwriters in the offering were entitled to an underwriting discount and reimbursement of certain out-of-pocket expenses incurred of approximately $0.9 million and B. Riley Securities was entitled to an advisory fee of approximately $0.3 million.

bebe Acquisition of 47 Buddy's Stores. The Company sold 47 Buddy's locations to bebe for $35.0 million. B. Riley is partial owner of bebe. The deal was funded by B. Riley including a 1.5 million primary share purchase for $5 per share, cash on hand, and a $22.0 million secured loan.

January 2021 Underwritten Offering of Preferred Stock. On January 11, 2021, the Company reopened its original issuance of the Series A Preferred Stock, which closed on September 18, 2020 as noted above. The Company completed the reopened underwritten offering on January 15, 2021 in which B. Riley Securities, an affiliate of B. Riley, acted as representative of the underwriters. In connection with the offering B. Riley Securities and the other underwriters in the offering were entitled to an underwriting discount and reimbursement of certain out-of-pocket expenses incurred of approximately $3.0 million and B. Riley Securities was entitled to a structuring fee of $0.3 million.
Steve Belford

The Company's American Freight segment leases retail space and purchases inventory from entities either fully or partially owned by Steve Belford, the former Chief Executive Officer of American Freight. Mr. Belford's employment with American Freight ended on April 6, 2020. The amounts the Company's American Freight segment paid these entities prior to Mr. Belford's departure from the Company were immaterial.

Tax Receivable Agreement

In connection with the Buddy's Acquisition, the Company entered into a TRA with the Buddy's Members that provides for the payment to the Buddy's Members of 40% of the amount of any tax benefits that the Company actually realizes as a result of increases in the tax basis of the net assets of New Holdco resulting from any redemptions or exchanges of New Holdco units. There were no amounts paid or due under the TRA to the Buddy's Members as of and during the period ended December 28, 2019. Amounts due under the TRA to the Buddy's Members as of December 26, 2020, were $16.8 million which is recorded in "Other non-current liabilities" in the accompanying consolidated balance sheets. No payments were made to former members of New Holdco pursuant to the TRA during the year ended December 26, 2020.